SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 26 – SUBSEQUENT EVENTS

The Third Period of the share-based payment plan which was defined as the end of 42 (forty-two) months after the date of the IPO, of the vesting schedule set forth by the Company’s Board of Directors decision dated on 24 March 2021, has been concluded on 31 January 2025. Accordingly, the Board of Directors has decided that within the scope of the Second Period of the share-based payment plan, a gross total of 2,079,711 Class B ordinary shares of the Company (which may be represented by ADSs) have been vested to some of its key management personnel who became entitled, as defined under their individual contracts, to receive Restricted Stock Units (RSUs); and a gross total of 123,381 Class B ordinary shares of the Company (which may be represented by ADSs) have been vested to some of its key management personnel who have been determined, as having successfully met the year-end targets for the purposes of the calculation of the PSUs. The gross total amount of said shares (which may be represented by ADSs) will be given to the said executives by the Company, once these shares are first issued by or become available to the Company.

As explained in Note 1, on 17 October 2024, the Group’s then-controlling shareholder, being Hanzade Vasfiye Doğan Boyner, our Founder, and Vuslat Doğan Sabancı, Yaşar Begümhan Doğan Faralyalı, Arzuhan Doğan Yalçındağ and Işıl Doğan (collectively, the “Selling Shareholders”), entered into a stock purchase agreement (the “Stock Purchase Agreement”) with Joint Stock Company Kaspi.kz (“Kaspi”), a joint stock company incorporated under the laws of Kazakhstan, for all outstanding Class A shares and Class B shares of the Company held by the Selling Shareholders, corresponding to 65.41% of the Group’s share capital (the “Change of Control”). The Change of Control was subject to regulatory approvals of the Turkish Competition Board, the Banking Regulation and Supervision Agency, the Information Technologies and Communications Authority and the Central Bank of the Republic of Türkiye and was completed on January 29, 2025, on which date Kaspi became our new controlling shareholder. Following the Change of Control, in accordance with former Article 7/A of the Articles of Association, all outstanding Class A shares automatically converted into Class B shares.